Additional Information Required by the Argentine Central Bank (Tables)	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Summary of Restricted Assets

	12.31.25	12.31.24
For transactions in A3 Mercados S.A. and BYMA	256,968,378	302,230,199
For appraisals from repo transactions	25,882,039	58,124,488
For debit / credit cards transactions	185,846,429	188,655,968
For attachments	66,199	876,398
Liquid offsetting entry required to operate as CNV agent	2,694,668	3,154,180
Guarantees for the Regional Economies Competitiveness Program	10,105	10,319
For other transactions (includes guarantees linked to rental contracts)	4,791,169	496,230
For forward purchases of repurchase transactions	442,894,546	256,813,768
For surety guarantees	23,328,466	207,363,041
Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.25	12.31.24
Escrow Accounts	415,209,902	495,884,580

	12.31.25	12.31.24
Garantizar S.G.R.	26,452,199	27,560,816
Don Mario S.G.R.	1,700,000	2,894,073
Móvil S.G.R.	2,532,700	3,331,735
Potenciar S.G.R.	3,820,000	6,601,581
Bind Garantías S.G.R.	550,000	723,518
Aval Ganadero S.G.R.	480,000	631,434
Campo Aval S.G.R.	100,000	131,549
Argentina Ciudad S.G.R.	200,000	—
Neuquén PYMES S.G.R.	100,000	—

	12.31.25	12.31.24
Liquid offsetting entry required to operate as CNV agents	578,400	544,162
Guarantees linked to surety bonds	9,297,237	1,772,220

	12.31.25	12.31.24
Deposits as Collateral	2,634,816	—

	12.31.25	12.31.24
Attachments arising from judicial cases	8,636,086	—
Guarantees linked to rental contracts	28,769	31,097

	12.31.25	12.31.24
Deposits as Collateral	3,685,819	—

	12.31.25	12.31.24
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV(*)	1,660,838	12,314,785
(*) As of December 31, 2025, it corresponds to 50,000,000 shares of HF Retorno Total I Fund.

	12.31.25	12.31.24
For transactions in the market	24,758	1,777,087
Liquid offsetting entry required to operate as CNV agents	609,500	626,172
Guarantees linked to surety bonds	1,539,087	377,003

	12.31.25	12.31.24
Escrow Accounts	81,560,635	122,787,700

	12.31.25	12.31.24
For attachments	481,167	—

	12.31.25	12.31.24
For attachments	784,630	—
Deposits posted as collateral in connection with legal proceedings	277,100	—

	12.31.25	12.31.24
Guarantees linked to rental contracts	203,067	—
The total amount of restricted assets for the reasons stated above in the aforementioned controlled companies, as of the indicated dates, is as follows:

	12.31.25	12.31.24
Total Restricted Assets	1,505,628,709	1,695,714,103

Summary of Trust Activities
a)    Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A., as fiduciary property, amounts to be applied according to the following breakdown:

Date of Contract	Trustor	Balances of Trust Funds	Maturity (*)
11.23.11	EXXON MOBIL	465,337	04.19.27
09.12.14	COOP.DE TRAB.PORTUARIOS	12,413	09.12.26
Total		477,750
____________________

(1)	These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.
b)    Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	GAS I	1,450,031	12.31.26
05.14.09	GAS II	25,225,337	12.31.26
06.08.11	MILA III	192,030	12.31.26
09.01.11	MILA IV	38,841	12.31.26
Total		26,906,239
(*) Estimated date since maturity date shall occur at the time of the distribution of all of trust assets.
Summary of Balances of the Mutual Funds
The balances of the Mutual Funds as of the indicated dates are detailed as follows:

Mutual Fund	12.31.25	12.31.24
Fima Acciones	139,864,195	155,061,650
Fima P.B. Acciones	64,325,298	87,098,094
Fima Renta En Pesos	93,724,762	157,515,126
Fima Ahorro Pesos	501,427,684	546,256,649
Fima Renta Plus	80,693,304	118,493,197
Fima Premium	7,376,490,505	7,563,122,484
Fima Ahorro Plus	412,057,100	510,134,904
Fima Capital Plus	48,108,535	188,486,516
Fima Abierto Pymes	70,343,479	16,931,012
Fima Mix I	22,850,523	37,422,753
Fima Mix II	9,541,547	11,761,477
Fima Premium Dólares	1,986,967,412	—
Fima Renta Fija Internacional	3,791,366	5,319,803
Fima Sustentable ASG	7,234,253	4,347,037
Fima Acciones Latinoamericanas Dólares	705,643	519,282
Fima Renta Fija Dólares	222,823,977	85,361,259
Fima Mix Dólares	157,987,130	182,537,010
HF Pesos	—	1,144,083,279
HF Pesos Plus	—	246,997,771
HF Infraestructura	88,250,486	92,720,000
HF Renta Fija Argentina	—	49,233,738
HF Acciones Líderes	—	45,667,669
HF Retorno Total	40,995,405	42,751,434
HF Renta Fija Estratégica	—	41,074,868
HF Desarrollo Abierto Pymes	—	36,600,772
HF Pesos Renta Fija	—	36,299,327
HF Acciones Argentinas	—	30,499,059
HF Balanceado	12,186,074	30,095,645
HF Renta Dólares	—	11,039,921
HF Infraestructura II	10,693,457	10,074,824

Mutual Fund	12.31.25	12.31.24
Roble Ahorro en Dólares	—	558,768
HF Multimercado	—	1,358
Total	11,351,062,135	11,488,066,686

Summary of Compliance with Minimum Cash Requirements
As of December 31, 2025, the balances recorded as computable items are as follows:
For Banco de Galicia y Buenos Aires S.A.:

	Currency
Item	Ps.	US$	Euros(*)
Checking Accounts held in Argentine Central Bank	971,446,461	3,237,534	30
Escrow Accounts held in Argentine Central Bank	401,460,352	20,715	—
National Treasury Bonds in Argentine Pesos computable for minimum cash	39,278,146	—	—
Liquidity Bills computable for minimum cash	—	—	—
Government Securities	2,201,232,176	—	—
Total for integration Minimum Cash	3,613,417,135	3,258,249	30
(*) Stated in thousands of US$.

Schedule of Plan for Distribution of Profit
Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

12.31.25
Share Capital	1,606,254
Additional paid in Capital	797,658,490
Adjustments to shareholders´ equity	2,327,914,382
Legal reserve	223,917,844
Distributable reserves	4,334,707,968
Non distributable reserves	26,800,469
Retained earnings	169,999,739
Total Shareholder’s equity under the rules of the Argentine Central Bank	7,882,605,146

Summary of Percentage of Women in the Group
As of December 31, 2025, the percentage (%) of women in the Group is as follows:

Conformation of women in the Group	Total	Women	% of women
Regular and Alternate Directors (1)	13	2	15%
Regular and Alternate Trustees (2)	6	1	17%
General, area and department Managers	186	66	35%
Rest of collaborators	9,893	4,897	49%
Total	10,098	4,966	49%
(1) It corresponds to the Board of Directors of Grupo Financiero Galicia S.A.
(2) It corresponds to the Supervisory Committee of Grupo Financiero Galicia S.A.